S-K 1603(a) SPAC Sponsor	Feb. 04, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Climate Transition Special Opportunities SPAC I LP
SPAC Sponsor Form of Organization	Limited Liability Partnership
Securities Issued or to be Issued, Shares	750,000
Our Sponsor [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	25,000